Average Annual Total Returns - Direxion Daily 20 Plus Year Treasury Bull 3X Shares	Direxion Daily 20+ Year Treasury Bull 3X Shares 1 Year	Direxion Daily 20+ Year Treasury Bull 3X Shares 5 Years	Direxion Daily 20+ Year Treasury Bull 3X Shares 10 Years	Direxion Daily 20+ Year Treasury Bull 3X Shares Return After Taxes on Distributions 1 Year	Direxion Daily 20+ Year Treasury Bull 3X Shares Return After Taxes on Distributions 5 Years	Direxion Daily 20+ Year Treasury Bull 3X Shares Return After Taxes on Distributions 10 Years	Direxion Daily 20+ Year Treasury Bull 3X Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Direxion Daily 20+ Year Treasury Bull 3X Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Direxion Daily 20+ Year Treasury Bull 3X Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	ICE U.S. Treasury 20+ Year Bond Index (reflects no deduction for fees, expenses or taxes) 1 Year	ICE U.S. Treasury 20+ Year Bond Index (reflects no deduction for fees, expenses or taxes) 5 Years	ICE U.S. Treasury 20+ Year Bond Index (reflects no deduction for fees, expenses or taxes) 10 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	38.80%	14.58%	15.68%	37.60%	14.20%	15.44%	23.00%	11.59%	13.25%	18.06%	8.05%	8.21%	18.40%	15.22%	13.88%